CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
REVENUES	$ 325,128	$ 0	$ 325,128	$ 10,300	$ 41,055	$ 16,000
Cost of goods sold	59,231	0	59,231	0	14,000	0
Gross Profit	265,897	0	265,897	10,300	27,055	16,000
OPERATING EXPENSES
General and Administrative Expenses	21,012	10,862	23,064	17,463	12,864	1,583
Professional Fees	13,777	0	30,043	0	48,486	14,464
TOTAL OPERATING EXPENSES	34,789	10,862	53,107	17,463	61,350	16,047
NET INCOME (LOSS) FROM OPERATIONS	231,109	(10,862)	212,790	(7,163)	(34,295)	(47)
PROVISION FOR INCOME TAXES	35,508	0	35,508	0	0	0
NET INCOME (LOSS)	$ 195,601	$ (10,862)	$ 177,282	$ (7,163)	$ (34,295)	$ (47)
NET LOSS PER SHARE: BASIC	$ 0.02	$ 0.00	$ 0.02	$ 0.00	$ (0.00)	$ (0.00)
NET LOSS PER SHARE: DILUTED	$ 0.02	$ 0.00	$ 0.02	$ 0.00	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	8,092,000	8,092,000	8,092,000	8,037,712	8,067,182	6,088,232
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	8,092,000	8,092,000	8,092,000	8,037,712	8,067,182	6,088,232